SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2016
Adoption of Amended Guidance Impact on Previously Reported Quarterly Results

Adoption of the amended guidance resulted in the recognition of excess tax benefits in our provision for income taxes rather than paid-in capital of $2,898 for 2016, and impacted our previously reported quarterly results for March 31, 2016 as follows:

Quarter Ended March 31, 2016	As Reported	As Adjusted
Income Statement:
Income taxes	$15,508	$14,654
Net income	$34,174	$35,028
Diluted earnings per share	$0.71	$0.74
Diluted weighted-average common shares outstanding	32,537,225	32,546,314

Balance Sheet:
Paid-in capital	$610,285	$609,431

Cash Flow Statement:
Net cash provided by operating activities	$41,852	$42,706
Net cash used in financing activities	$(41,638)	$(42,492)